Share capital (Details 2) - Stock options	6 Months Ended
Jun. 30, 2019
Disclosure of classes of share capital [line items]
Annualized volatility	62.29%
Risk-free interest rate	1.41%
Dividend rate	0.00%
Minimum
Disclosure of classes of share capital [line items]
Expected life of options	3 years
Maximum
Disclosure of classes of share capital [line items]
Expected life of options	5 years